AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 17, 2004

                                                              File No. 033-42484
                                                              File No. 811-06400
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. [75]            /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. [76]                    /X/

                         THE ADVISORS' INNER CIRCLE FUND
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
                           ---------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                           --------------

                                  James F. Volk
                               C/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                         Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP                       Morgan, Lewis & Bockius LLP
One Oxford Centre                                 1111 Pennsylvania Avenue, NW
Pittsburgh, Pennsylvania 15219-6401               Washington, DC 20004

      It is proposed that this filing become effective (check appropriate box)
       ---------------------------------------------------------------------
       / /  Immediately upon filing pursuant to paragraph (b)
       / /  On [date] pursuant to paragraph (b)
       / /  60 days after filing pursuant to paragraph (a)(1)
       /X/  75 days after filing pursuant to paragraph (a)(2)
       / /  on [date] pursuant to paragraph (a) of Rule 485
       ---------------------------------------------------------------------

                           CAMBIAR SMALL/MID CAP FUND
                     [Institutional Class Shares] Prospectus
                               [September 1, 2004]
                         The Advisors' Inner Circle Fund



                        CAMBIAR INVESTORS [logo omitted]

                             MANAGER FOR ALL SEASONS




                 The Securities and Exchange Commission has not
             approved or disapproved these securities or passed upon
                  the adequacy or accuracy of this prospectus.
                     Any representation to the contrary is a
                               criminal offense.

TABLE OF CONTENTS


CAMBIAR SMALL/MID CAP FUND............................................   1

    WHAT ARE THE FUND'S OBJECTIVES? ..................................   1
    WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES? .............   1
    WHAT ARE THE FUND'S PRINCIPAL RISKS? .............................   2
    HOW HAS THE FUND PERFORMED? ......................................   2
    WHAT ARE THE FUND'S FEES AND EXPENSES? ...........................   3

INVESTING WITH THE FUND...............................................   4

    BUYING SHARES ....................................................   4
    REDEEMING SHARES .................................................   5
    EXCHANGING SHARES ................................................   6
    TRANSACTION POLICIES .............................................   6
    ACCOUNT POLICIES .................................................   9

ADDITIONAL INFORMATION ABOUT THE FUND.................................  13

    OTHER INVESTMENT PRACTICES AND STRATEGIES ........................  13
    INVESTMENT MANAGEMENT ............................................  14
    SHAREHOLDER SERVICING ARRANGEMENTS ...............................  15

CAMBIAR SMALL/MID CAP FUND


WHAT ARE THE FUND'S OBJECTIVES?
--------------------------------------------------------------------------------

     The fund seeks capital growth and preservation by investing primarily in common stocks. The fund seeks to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The fund may change its investment objectives without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

     Normally, the fund invests at least 80% of its net assets in common stocks of small to mid-sized companies with market capitalizations ranging from $500 million to $8 billion at the time of purchase.

     The adviser's investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The adviser also evaluates economic conditions and fiscal and monetary policies. The adviser's approach focuses first on individual stocks and then on industries or sectors. The adviser does not attempt to time the market. The adviser tries to select quality companies:

     o Possessing above-average financial characteristics.

     o Having seasoned management.

     o Enjoying product or market advantages.

     o Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow.

     o Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products.

     o Possessing significant appreciation potential within 12 to 18 months.


     The adviser may sell a stock because:

     o It realizes positive developments and achieves its target price.

     o It experiences exaggerated price moves relative to actual developments.

     o It becomes overweighted in the portfolio.

     o It experiences deteriorating/change in fundamentals.

     Due to its investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------

     As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

     As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possibility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

     The fund is new, and therefore, has no performance information.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

     The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     The fund's annual operating expenses are deducted from fund assets. Therefore, shareholders indirectly pay the fund's annual operating expenses, as described below.

        Management Fees                                                      --%
--------------------------------------------------------------------------------
        Other Expenses                                                       --%
--------------------------------------------------------------------------------
        Total Annual Fund Operating Expenses*                                --%

   * The adviser has voluntarily agreed to limit the expenses of the fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the amount shown below. The adviser may discontinue all or part of this waiver at any time. With this fee waiver, the fund's actual total annual operating expenses are expected to be as follows:

     Cambiar Small/Mid Cap Fund     __%

     Further, the adviser may enter into arrangements with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a portion of the fund's brokerage business. As a result of these arrangements, the fund's expenses generally may be reduced, which in turn may reduce the cost to the adviser of its voluntary expense limit.

EXAMPLE

     This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year                        3 Years
--------------------------------------------------------------------------------
                           --                             --

INVESTING WITH THE FUND


BUYING SHARES
--------------------------------------------------------------------------------

     All investments must be made by check or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The fund does not accept purchases made by credit card checks.

     The fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the fund subject to the satisfaction of enhanced due diligence. Please contact the fund for more information.

BY MAIL

     You can open an account with the fund by sending a check and your account application to the address below. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your statement to the fund. Be sure your check identifies clearly your name, your account number and the name of the fund.

     REGULAR MAIL ADDRESS
     The Cambiar Funds
     PO Box 219009
     Kansas City, MO 64121

     EXPRESS MAIL ADDRESS
     The Cambiar Funds
     330 West 9th Street
     Kansas City, MO 64105

BY WIRE

     To open an account by wire, call 866-777-8227 for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the fund name and your account number).

     WIRING INSTRUCTIONS
     United Missouri Bank
     ABA # 101000695
     The Advisors' Inner Circle Fund
     DDA Acct. # 9871063178
     Ref: fund name/account number/
     account name/wire control number

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)

     You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the fund. To cancel or change a plan, write to the fund at The Cambiar Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail
     Address: 330 West 9th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

MINIMUM INVESTMENTS

     You can open an Institutional Class shares account with the fund with a minimum initial investment of $100,000 ($25,000 for individual retirement accounts (IRAs) and $12,500 for Spousal IRAs). To meet Institutional Class shares minimum account requirements for IRAs, you will generally need to rollover assets from an existing IRA account. You can buy additional shares for as little as $100.

FUND CODES

     The fund's reference information, which is listed below, will be helpful to you when you contact the fund to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

                                    Trading                            Fund
     Fund Name                      Symbol           CUSIP             Code
--------------------------------------------------------------------------------

     Small/Mid Cap Fund

REDEEMING SHARES
--------------------------------------------------------------------------------

BY MAIL

     You may contact the fund directly by mail at The Cambiar Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail Address: 330 West 9th Street, Kansas City, MO 64105). Send a letter to the fund signed by all registered parties on the account specifying:

     o The fund name;

     o The account number;

     o The dollar amount or number of shares you wish to redeem;

     o The account name(s); and

     o The address to which redemption (sale) proceeds should be sent.

     All registered share owner(s) must sign the letter in the exact name(s) and any special capacity in which they are registered.

     Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) or call 866-777-8227 if you need more information.

BY TELEPHONE

     You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application.

     Call 866-777-8227 to redeem your shares. Based on your instructions, the fund will mail your proceeds to you or wire them to your bank.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

     If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution. To participate in this service, you must complete the appropriate sections of the account application and mail it to the fund.

EXCHANGING SHARES
--------------------------------------------------------------------------------

     At no charge, you may exchange shares of one Cambiar Fund for shares of another Cambiar Fund by writing to or calling the fund. You may only exchange shares between accounts with identical registrations (I.E., the same names and addresses). The exchange privilege is not intended as a vehicle for short-term or excessive trading. A fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the fund. For more information about the fund's policy on excessive trading, see "Excessive Trading."

TRANSACTION POLICIES
--------------------------------------------------------------------------------

CALCULATING YOUR SHARE PRICE

     You may buy, sell or exchange shares of the fund on each day the New York Stock Exchange (NYSE) is open at a price equal to the fund's NAV next computed after it receives and accepts your order. The fund calculates its NAV once each day the NYSE is open for business (a "Business Day") as of the regularly scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern Time). Therefore, to receive the NAV on any given day, the fund must accept your order before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the fund reserves the right to calculate NAV as of the earlier closing time.

     Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the fund may change on days when you are unable to purchase or redeem shares.

     The fund calculates its NAV by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The fund uses current market prices to value its investments. However, the fund may value investments at fair value when market prices are not readily available or when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The fund will determine an investment's fair value according to methods established by the Board of Trustees of The Advisors' Inner Circle Fund (the "Board"). The fund values debt securities that are purchased with remaining maturities of 60 days or less at amortized cost, which approximates market value. The fund may use a Board-approved pricing service to value some of its assets.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

     You may buy or sell shares of the fund through a financial intermediary (such as a financial planner or adviser). To buy or sell shares at the NAV of any given day your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the fund on time. Your financial intermediary may charge additional transaction fees for its services.

     Certain financial intermediaries have agreements with the fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the fund by the time the fund's shares are priced on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

IN-KIND TRANSACTIONS

     Under certain conditions and at the fund's discretion, you may pay for shares of the fund with securities instead of cash. In addition, the fund may pay part of your redemption proceeds (in excess of $250,000) with securities instead of cash. In the event shares are redeemed in-kind, investors may bear additional transaction costs and market risks until the securities are converted into cash.

PAYMENT OF REDEMPTION PROCEEDS

     Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The fund will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

     The fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, the fund may require a shareholder to furnish additional legal documents to insure proper authorization.

     If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check or bank check.

TELEPHONE TRANSACTIONS

     The fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The fund will not be responsible for any loss, liability, cost or expense for following instructions received by telephone reasonably believed to be genuine.


RIGHTS RESERVED BY THE FUND

PURCHASES

     At any time and without notice, the fund may:

     o Stop offering shares;

     o Reject any purchase order; or

     o Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting management and by increasing expenses.) The fund will consider various factors in determining whether an investor has engaged in excessive trading. These factors include, but are not limited to, the investor's historic trading patterns, the number of transactions, the size of the transactions, the time between transactions and the percentage of the investor's account involved in each transaction. For more information about the fund's policy on excessive trading, please see "Excessive Trading."

REDEMPTIONS

     At any time and without notice, the fund may change or eliminate any of the redemption methods described, except redemption by mail. The fund may suspend your right to redeem if:

     o Trading on the NYSE is restricted or halted; or

     o The SEC allows the fund to delay redemptions.

EXCHANGES

     The fund may:

     o Modify or cancel the exchange program at any time on 60 days written notice to shareholders;

     o Reject any request for an exchange; or

     o Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

EXCESSIVE TRADING

     The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

     The fund reserves the right to reject any purchase request (including purchases by exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if the fund reasonably believes that the trading activity in the account(s) would be disruptive to the fund. For example, the fund may refuse a purchase order if the fund's adviser believes that it would be unable to invest the money effectively in accordance with the fund's investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

     The fund and/or its service providers currently undertake a variety of measures designed to help detect market timing activity including monitoring shareholder transaction activity and cash flows. The trading history of accounts under common ownership or control may be considered in enforcing these policies. Despite these measures, however, the fund and/or its service providers may not be able to detect or prevent all instances of short-term trading. For example, the fund may not have sufficient information regarding the beneficial ownership of shares owned through financial intermediaries or other omnibus-type account arrangements to enforce these policies.

CUSTOMER IDENTIFICATION AND VERIFICATION

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

     The fund is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, the fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

     Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the fund, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

     However, the fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the fund. If the fund is unable to verify your identity, the fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

     Customer identification and verification is part of the fund's overall obligation to deter money laundering under federal law. The fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the fund from being used for money laundering or the financing of terrorist activities. In this regard, the fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the fund or in cases when the fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the fund is required to withhold such proceeds.

SMALL ACCOUNTS

     The fund may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. (See "Buying Shares-Minimum Investments" for minimum initial investment amounts.) This provision does not apply:

     o To retirement accounts and certain other accounts; or

     o When the value of your account falls because of market fluctuations and not your redemptions.

     The fund will provide you at least 30 days' written notice to allow you sufficient time to add to your account and avoid the sale of your shares.

DISTRIBUTIONS

     Normally, the fund distributes its net investment income quarterly and its net capital gains at least once a year. The fund will automatically reinvest dividends and distributions in additional shares of the fund, unless you elect on your account application to receive them in cash.

FEDERAL TAXES

     The following is a summary of the federal income tax consequences of investing in the fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effect of your investment in the fund.

TAXES ON DISTRIBUTIONS

     The fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the fund will send you a statement showing the types and total amount of distributions you received during the previous year.

     You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 866-777-8227 to find out when the fund expects to make a distribution to shareholders.

     Each sale or exchange of shares of the fund may be a taxable event. For tax purposes, an exchange of shares of one Cambiar Fund for another is the same as a sale.

     A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

     More information about taxes is in the SAI.

     If the fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the fund received from sources in foreign countries. The fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

ADDITIONAL INFORMATION ABOUT THE FUND


OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------

     In addition to its principal investment strategies, the fund may use the investment strategies described below. The fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning any of the fund's investment practices and risks, you should read the SAI.

DERIVATIVES

     The fund may invest in derivatives, a category of investments that includes forward foreign currency exchange contracts, futures, options and swaps to protect its investments against changes resulting from market conditions (a practice called "hedging"), to reduce transaction costs or to manage cash flows. Forward foreign currency exchange contracts, futures and options are called derivatives because their value is based on an underlying asset or economic factor. Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the fund buys or sells. The fund could be negatively affected if the change in market value of their securities fails to correlate perfectly with the values of the derivatives they purchased or sold.

SHORT-TERM INVESTING

     The investments and strategies described in this prospectus are those that are used under normal circumstances. During unusual economic, market, political or other circumstances, the fund may invest up to 100% of its assets in short-term, high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the fund's principal investment strategies, and may prevent the fund from achieving its investment objectives. The fund will use a temporary strategy if the adviser believes that pursuing the fund's investment objectives will subject it to a significant risk of loss. The fund has a policy requiring it to invest at least 80% of its net assets in particular types of securities as described in the fund's principal investment strategy. In addition to the temporary defensive measures described above, the fund may also temporarily deviate from the policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions.

     When the adviser pursues a temporary defensive strategy, the fund may not profit from favorable developments that it would have otherwise profited from if it was pursuing its normal strategies.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     Cambiar Investors LLC, ("Cambiar") a Delaware limited liability corporation located at 2401 East Second Avenue, Suite 400, Denver, Colorado 80206, is the investment adviser to the fund. Cambiar manages and supervises the investment of the fund's assets on a discretionary basis.

     Cambiar has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1973.

     For its services, the fund pays the adviser a fee of ____% of its average net assets. The adviser has voluntarily agreed to limit the total expenses of the fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to ____% of its average net assets. To maintain these expense limits, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the fund. The adviser intends to continue its expense limitation until further notice, but may discontinue it at any time.

PORTFOLIO MANAGERS

     A team of investment professionals of the adviser, headed by Brian Barish, President and Director of Research, is primarily responsible for the day-to-day management of the fund. Mr. Barish has been with Cambiar since February 1997.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

     Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

     For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

     The fund may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The fund does not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

     The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the fund. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the fund.

                    [This page is intentionally left blank.]

THE CAMBIAR FUNDS

     Investors who want more information about the fund should read the fund's annual/semi-annual reports and the fund's SAI. The annual/semi-annual reports of the fund provide additional information about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of the fund during the last fiscal year. The SAI contains additional detailed information about the fund and is incorporated by reference into (legally part of) this prospectus.

     Investors can receive free copies of the SAI, shareholder reports, the fund's privacy policy and other information about the fund or the predecessor fund and can make shareholder inquiries by writing to or calling:
                                The Cambiar Funds
                                  PO Box 219009
                              Kansas City, MO 64121
                            (Toll free) 866-777-8227

     You can review and copy information about the fund (including the statement of additional information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at: http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

     Investment Company Act of 1940 file number: 811-06400.



     [CMB-PS-001-0200]


      CAMBIAR INVESTORS [logo omitted]

                       STATEMENT OF ADDITIONAL INFORMATION

                           CAMBIAR SMALL/MID CAP FUND

                           INSTITUTIONAL CLASS SHARES


                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                [SEPTEMBER 1, 2004]

                               INVESTMENT ADVISER:
                              CAMBIAR INVESTORS LLC

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Cambiar Small/Mid Cap Fund (the "Fund"). This SAI should be read in conjunction with the Fund's prospectus dated [September 1, 2004.] Capitalized terms not defined herein are defined in the prospectus. Shareholders may obtain copies of the Fund's prospectus free of charge by calling the Fund at 1-866-777-8227.

                                TABLE OF CONTENTS

THE TRUST....................................................................S-1
GLOSSARY.....................................................................S-1
DESCRIPTION OF PERMITTED INVESTMENTS.........................................S-2
INVESTMENT POLICIES OF THE FUND.............................................S-26
Fundamental Policies:.......................................................S-26
Non-Fundamental Policies:...................................................S-27
INVESTMENT ADVISORY AND OTHER SERVICES......................................S-28
THE ADMINISTRATOR...........................................................S-29
THE DISTRIBUTOR.............................................................S-29
TRANSFER AGENT..............................................................S-30
CUSTODIAN...................................................................S-30
INDEPENDENT AUDITORS........................................................S-30
LEGAL COUNSEL...............................................................S-30
TRUSTEES AND OFFICERS OF THE TRUST..........................................S-30
PURCHASING AND REDEEMING SHARES.............................................S-34
DETERMINATION OF NET ASSET VALUE............................................S-35
TAXES    ...................................................................S-36
BROKERAGE ALLOCATION AND OTHER PRACTICES....................................S-39
DESCRIPTION OF SHARES.......................................................S-40
SHAREHOLDER LIABILITY.......................................................S-41
LIMITATION OF TRUSTEES' LIABILITY...........................................S-41
PROXY VOTING................................................................S-41
CODES OF ETHICS.............................................................S-41
APPENDIX A - RATINGS.........................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES ...........................B-1

[CMB-SX-001-0200]

THE TRUST

GENERAL. The Fund is a separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Generally, the Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders' approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


GLOSSARY

All terms that this SAI does not otherwise define have the same meaning in the SAI as they do in the Fund's prospectus.

   o   1933 ACT means the Securities Act of 1933, as amended.

   o   1934 ACT means the Securities Exchange Act of 1934, as amended.

   o   1940 ACT means the Investment Company Act of 1940, as amended.

   o   ADVISER means Cambiar Investors LLC, the investment adviser to the Fund.

   o   BOARD MEMBER refers to a single member of the Trust's Board of Trustees.

   o   BOARD refers to the Trust's Board of Trustees as a group.

   o   TRUST refers to The Advisors' Inner Circle Fund.

   o   NAV is the net asset value per share of the Fund.

   o   NYSE is the New York Stock Exchange.

   o   SEC is the U.S. Securities and Exchange Commission.

   o   ADMINISTRATOR is SEI Investments Global Funds Services.

   o   DISTRIBUTOR is SEI Investments Distribution Co.

   o   CODE is the Internal Revenue Code of 1986, as amended.

   o   CFTC is the Commodity Futures Trading Commission.

Capitalized terms not defined herein are defined in the Fund's prospectus.


DESCRIPTION OF PERMITTED INVESTMENTS

WHAT INVESTMENT STRATEGIES MAY THE FUND USE?

The Fund's investment objectives and principal investment strategies are described in the prospectus. The Fund is classified as a "diversified" investment company under the 1940 Act. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

U.S. GOVERNMENT SECURITIES - U.S. government securities are securities issued by the U.S. Treasury (treasury securities) and securities issued by a federal agency or a government-sponsored entity (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, and treasury notes, which have initial maturities of one to ten years, and treasury bonds, which have initial maturities of at least ten years, and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

o   By the right of the issuer to borrow from the U.S. Treasury;

o By the discretionary authority of the U.S. government to buy the obligations of the agency; or

o   By the credit of the sponsoring agency.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Fund.

CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - FHLMC is a stockholder-owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS - The Fund will only invest in a security issued by a commercial bank if the bank:

o Has total assets of at least $1 billion, or the equivalent in other currencies;

o   Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
    and

o Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

TIME DEPOSITS - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE - A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A - Ratings" for a description of commercial paper ratings.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "Foreign Securities."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

o  INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (I.E., if interest rates go up, the value of the bond will go down, and vice versa).

o  PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can reduce the value of mortgage-backed securities, which may cause your share price to fall. Lower rates may motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

o  EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

o  CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently uses ratings compiled by Moody's, S&P, and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A - Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded. The Fund may invest in securities of any rating.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. Unless otherwise stated in the Fund's prospectus, the Fund may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, the Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the U.S. on commodity exchanges or boards of trade - known as "contract markets" - approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

The Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

o  PURCHASING PUT AND CALL OPTIONS

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

     o Allowing it to expire and losing its entire premium;

     o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     o Closing it out in the secondary market at its current price.

o  SELLING (WRITING) PUT AND CALL OPTIONS

When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted only to write covered options. At the time of selling the call option, the Fund may cover the option by owning, among other things:

     o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

     o A call option on the same security or index with the same or lesser exercise price;

     o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

     o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

     o In the case of an index, the portfolio of securities that corresponds to the index.

  At the time of selling a put option, the Fund may cover the put option by, among other things:

     o Entering into a short position in the underlying security;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

     o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

     o Maintaining the entire exercise price in liquid securities.

o  OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o  OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

o  COMBINED POSITIONS

The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

o  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     o Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount).

     o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

     o Do not require an initial margin deposit.

     o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

o  EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

o  INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

o  CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

CORRELATION OF PRICES - The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

o  have to purchase or sell the instrument underlying the contract;

o  not be able to hedge its investments; and

o  not be able to realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

o the facilities of the exchange may not be adequate to handle current trading volume;

o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

o investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

o  actual and anticipated changes in interest rates;

o  fiscal and monetary policies; and

o  national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES

TYPES OF EQUITY SECURITIES:

COMMON STOCKS - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the Board.

PREFERRED STOCKS - Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES - Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (I.E., its value as a fixed income security) or its "conversion value" (I.E., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

RIGHTS AND WARRANTS - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

o  Factors affecting an entire industry, such as increases in production costs;
   and

o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM-SIZED COMPANIES - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES - Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO") - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

FOREIGN SECURITIES

TYPES OF FOREIGN SECURITIES:

Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. Investors can invest in foreign securities in a number of ways:

o They can invest directly in foreign securities denominated in a foreign currency;

o They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

o  They can invest in investment funds.

AMERICAN DEPOSITARY RECEIPTS (ADRS) - ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

EMERGING MARKETS - An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of the Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

o The economies of foreign countries may differ from the economy of the U.S. in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

o The internal policies of a particular foreign country may be less stable than in the U.S. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

o    A foreign government may act adversely to the interests of U.S.
     investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other companies may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the U.S. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that in most cases an exchange or over-the-counter (OTC) market located outside of the U.S. will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the U.S. in a number of ways.

Foreign stock markets:

o are generally more volatile than, and not as developed or efficient as, those in the U.S.;

o  have substantially less volume;

o trade securities that tend to be less liquid and experience rapid and erratic price movements;

o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards.

o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis.

o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the U.S.

o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated.

o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights.

o restrictions on transferring securities within the U.S. or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Fund denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

o  Have relatively unstable governments;

o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

o  Offer less protection of property rights than more developed countries; and

o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

INVESTMENT COMPANIES

The Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the Fund. Like other shareholders, the Fund would pay its proportionate share of those fees. Consequently, shareholders of the Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. The Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

REPURCHASE AGREEMENTS

In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than seven days). The Fund normally uses repurchase agreements to earn income on assets that are not invested.

When the Fund enters into a repurchase agreement it will:

o Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

o Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (I.E., it will require the borrower to "mark to the market" on a daily basis).

If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the Fund's right to sell the security may be restricted. In addition, the value of the security might decline before the Fund can sell it and the Fund might incur expenses in enforcing its rights.

RESTRICTED SECURITIES

The Fund may purchase restricted securities that are not registered for sale to the general public. The Fund may also purchase shares that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the 1933 Act. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities may not be treated as illiquid securities for purposes of the Fund's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES

DESCRIPTION OF SHORT SALES:

Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

Investors typically sell securities short to:

o  Take advantage of an anticipated decline in prices.

o  Protect a profit in a security it already owns.

The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates.

To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The Fund will also incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

SHORT SALES AGAINST THE BOX - In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box. For tax purposes, a short sale against the box may be a taxable event to the Fund.

RESTRICTIONS ON SHORT SALES:

The Fund will not short sell a security if:

o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

o The market value of the securities of any single issuer that have been sold short by the Fund would exceed two percent (2%) of the value of the Fund's net assets.

o Any security sold short would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED, DELAYED - DELIVERY AND FORWARD TRANSACTIONS

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed delivery or forward delivery transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.


INVESTMENT POLICIES OF THE FUND

The Fund will determine compliance with the investment limitation percentages below (with the exception of a limitation relating to borrowing) and other applicable investment requirements in this SAI immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund generally will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

FUNDAMENTAL POLICIES:

The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act.

The Fund will not:

o Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act.

o Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and SAI as they may be amended from time to time.

o Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

o Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the 1933 Act in connection with the purchase or sale of its portfolio securities.

o Concentrate (25% of its assets) its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

o Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the Fund may invest in securities of issuers that deal or invest in real estate, and (3) that the Fund may purchase securities secured by real estate or interests therein.

o Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

o Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and SAI as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

NON-FUNDAMENTAL POLICIES:

The following limitations are non-fundamental, which means the Fund may change them without shareholder approval.

o The Fund may not borrow money, except that (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed),
   (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

   Notwithstanding the investment restriction above, the Fund may not borrow amounts in excess of 33 1/3% of its total assets, taken at market value, then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

o The Fund may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

o The Fund may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

o  The Fund may invest in the securities of foreign issuers.

o The Fund may purchase shares of other investment companies to the extent permitted by applicable law.

o The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

o The Fund may invest in illiquid and restricted securities to the extent permitted by applicable law.

o The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

o The Fund may write covered call options and may buy and sell put and call options.

o  The Fund may enter into repurchase agreements.

o The Fund may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

o The Fund may sell securities short and engage in short sales "against the box."

o  The Fund may enter into swap transactions.

Further,

The Fund may not change its investment strategy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of small/mid cap companies without 60 days' prior notice to shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER. Cambiar Investors LLC, a Delaware limited liability corporation located at 2401 East Second Avenue, Suite 400, Denver, Colorado 80206, is the investment adviser ("Adviser") to the Fund. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. The Adviser and its predecessor, Cambiar Investors, Inc., which was an affiliate of Old Mutual (US) Holdings, Inc. (formerly United Asset Management Company) ("Old Mutual"), have provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1973. The Adviser is owned by Cambiar LLLP. Cambiar LLLP is controlled by seven partners of Cambiar LLLP who were formerly senior officers of Cambiar Investors, Inc.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services, under the Advisory Agreement the Fund pays the Adviser a fee calculated at an annual rate of 1.25%,

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% for the first $250 million in assets, 0.10% for the next $250 million in assets, 0.08% for the next $250 million in assets and 0.04% for all assets greater than $750 million. The minimum fee is $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, an additional $75,000 for each additional portfolio over three and $20,000 for each additional class per portfolio after the first class, apportioned to the Fund as a percentage of average daily net assets. Due to these minimums, the annual administration fee the Fund pays will exceed the above percentages at low asset levels.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

TRANSFER AGENT

DST Systems, Inc., 330 W 9th Street, Kansas City, MO 64105 serves as the Fund's transfer agent.


CUSTODIAN

Union Bank of California, 475 Sansome Street, 15th Floor, San Francisco, California 94111 (the "Custodian") acts as custodian for the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.


INDEPENDENT AUDITORS

__________ serves as independent auditors for the Fund.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's additional [45] funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1991) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Global Assets Fund, plc, SEI Global Investments Fund, LP, SEI Global Master Fund, plc, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27)-- Trustee (since 1993)-- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The MDL Funds, and The Expedition Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1992) -- 1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/17) -- Trustee (since 1993) -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer (Emeritus), Board of Trustees of Grove City College. Trustee of The Arbor Fund, The MDL Funds, and The Expedition Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993) -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The MDL Funds, and The Expedition Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1994) -- Attorney, Solo Practitioner since 1994. Trustee of The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Absolute Return Master Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Opportunity Master Fund and SEI Tax Exempt Trust.

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Fund's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Fund's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Fund's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 20 times in the most recently completed fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.

o BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before amending the schedule to add the Fund to the existing Advisory Agreement ("Amended Schedule"), the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser will charge the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the Adviser's compliance systems; (h) the Adviser's policies on and compliance procedures for personal securities transactions; (i) the Adviser's reputation, expertise and resources in domestic financial markets; and
(j) the Adviser's past performance record.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received or discussed at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to approve the Agreement for an initial two-year term.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


---------------------- ------------------------------------------------------ ----------------------------------------------
        NAME                       DOLLAR RANGE OF FUND SHARES *              AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
---------------------- ------------------------------------------------------ ----------------------------------------------
Nesher                                         None                                              None
---------------------- ------------------------------------------------------ ----------------------------------------------
Cooney                                         None                                              None
---------------------- ------------------------------------------------------ ----------------------------------------------
Doran                                          None                                              None
---------------------- ------------------------------------------------------ ----------------------------------------------
Patterson                                      None                                              None
---------------------- ------------------------------------------------------ ----------------------------------------------
Peters                                         None                                              None
---------------------- ------------------------------------------------------ ----------------------------------------------
Storey                                         None                                              None
---------------------- ------------------------------------------------------ ----------------------------------------------
Sullivan                                       None                                              None
---------------------- ------------------------------------------------------ ----------------------------------------------

* Valuation date is December 31, 2002.


BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

----------------------- -------------------- ----------------------------- ------------------------ -----------------------------
         Name                Aggregate          Pension or Retirement         Estimated Annual
                           Compensation      Benefits Accrued as Part of        Benefits Upon       Total Compensation from the
                                                    Fund Expenses                Retirement           Trust and Fund Complex*
----------------------- -------------------- ----------------------------- ------------------------ -----------------------------
Nesher                          $0                       N/A                         N/A                         $0
----------------------- -------------------- ----------------------------- ------------------------ -----------------------------
Cooney                        $16,295                    N/A                         N/A                      $16,295
----------------------- -------------------- ----------------------------- ------------------------ -----------------------------
Doran                           $0                       N/A                         N/A                         $0
----------------------- -------------------- ----------------------------- ------------------------ -----------------------------
Patterson                     $16,988                    N/A                         N/A                      $16,988
----------------------- -------------------- ----------------------------- ------------------------ -----------------------------
Peters                        $16,988                    N/A                         N/A                      $16,988
----------------------- -------------------- ----------------------------- ------------------------ -----------------------------
Storey                        $16,988                    N/A                         N/A                      $16,988
----------------------- -------------------- ----------------------------- ------------------------ -----------------------------
Sullivan                      $16,988                    N/A                         N/A                      $16,988
----------------------- -------------------- ----------------------------- ------------------------ -----------------------------

* The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

JAMES F. VOLK (DOB 08/28/62)-- President (since 2003) -- Senior Operations Officer, SEI Funds Accounting and Administration since 1996. Assistant Chief Accountant for the U.S. Securities and Exchange Commission, 1993-1996. Audit Manager, Coopers & Lybrand LLP, 1985-1993.

JENNIFER SPRATLEY (DOB 02/13/69) -- Controller and Chief Financial Officer (since 2001) -- Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

PETER GOLDEN (DOB 06/27/64) -- Co-Controller and Co-Chief Financial Officer (since 2003) -- Director of Global Fund Services since June 2001. Vice President of Funds Administration for J.P. Morgan Chase & Co., 2000-2001. Vice President of Pension and Mutual Fund Accounting for Chase Manhattan Bank, 1997-2000.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary (since
1999) -- Employed by SEI Investments since October 1999. General Counsel, Vice President and Secretary of the Administrator and Assistant Secretary of the Distributor since December 1999. Associate at Dechert Price & Rhoads (law firm), 1997-1999. Associate, at Richter, Miller & Finn (law firm), 1994-1997.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary (since
1998) -- Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary (since 2000) -- Employed by SEI Investments since November 1, 1999. Associate at White and Williams LLP (law firm), 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) -- Vice President and Secretary (since
2000) -- Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group 1998-2000. Associate at Pepper Hamilton LLP (law firm), 1997-1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

JOHN MUNERA (DOB 01/14/63) - Vice President and Assistant Secretary (since
2002)- Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1998-2000.


PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (NYSE) is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.


DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Trust adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC

The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, or certain other income; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

SHAREHOLDER TREATMENT

The Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 120-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains. The Fund will report annually to its shareholders the amount of the Fund's distributions that qualify for the reduced tax rates on qualified dividend income.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or FNMA securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

OTHER TAX POLICIES. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. The Fund may at times hold investments in short-term instruments, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment Advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust, unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.


PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record from July 1 through June 30 on Form N-PX. Form N-PX for the Fund is available upon request by calling 1-866-777-8227 or by writing to the Fund at Cambiar Opportunity Fund, PO Box 219009, Kansas City, MO 64121. The Fund's Form N-PX is also available on the SEC's website at www.sec.gov.


CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

APPENDIX A - RATINGS

Moody's Investors Service, Inc.

Preferred Stock Ratings

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper- medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

PLUS (+) OR MINUS (-): Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         This rating applies only to U.S. Tax-Exempt Municipals Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by
         (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  o  Leading market positions in well-established industries.

                  o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime         Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICES

LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

o Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

o  Nature of and provisions of the obligation;

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated "CCC" is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

CC       An obligation rated "CC" is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to non-payment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" will also be assigned to a preferred stock issue in arrears on dividends or sinking portfolio payments, but that is currently paying.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS

Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

FITCH INC. RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS:

Investment Grade

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, I.E., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D                 Default.  Denotes actual or imminent payment default.

NOTES: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1". "NR" indicates that Fitch Inc. does not rate the issuer or issue in question. A rating is "withdrawn" when Fitch Inc. deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced. Ratings are placed on "RatingAlert" to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

CAMBIAR INVESTORS, LLC PROXY VOTING POLICY AND PROCEDURES

OBJECTIVE: The objective of Cambiar Investors, LLC's proxy voting process is to maximize the long-term investment performance of our clients.

POLICY: It is Cambiar's policy to vote all proxy proposals in accordance with management recommendations except in instances where the effect of particular resolutions could adversely affect shareholder value. In such cases, it is Cambiar's policy to vote against these proposals.

Procedure:  The procedure for processing proxy ballots is as follows:

    1. Custodians are directed to send all proxy material to ISS (Institutional Shareholder Services) whom Cambiar Investors, LLC has retained to act as our voting agent.

    2. The Proxy Administrator reviews the research provided by ISS for each company meeting and each proposal. If ISS's recommendations agree and favor management they are instructed to vote according to management's recommendations.

    3. If non-routine proposals or proposals considered to have a potential negative investment performance impact are discovered or ISS recommends a vote against a management recommendation, the Proxy Administrator will review the particular resolutions with the Portfolio Manager responsible for the investment and instruct ISS to vote per the Portfolio Manager's recommendations.

              In the event of a conflict of interest, Cambiar will notify its clients of said conflict and vote according to ISS recommendations to ensure the best interest of it's clients are met.

    4. ISS provides reports and a record of all accounts and companies voted and provides Cambiar Investors, LLC with monthly and/or quarterly reports as required.

    5. The Proxy Administrator reviews at least annually with the Portfolio Managers our proxy voting record.

    6.        Copies of this procedure can be obtained free of charge by:

              >   calling Cambiar Investors, LLC toll-free at 888-673-9950 or

              >   by visiting our web site at http://www.cambiar.com or

              >   by writing us at: 2401 E. Second Ave. #400, Denver, CO 80206

    7. By August 31, 2004 Cambiar's annual proxy voting record for the previous 12 months ending June 30 may be obtained free of charge by:

              >   calling 888-673-9950 or

              >   by visiting our web site at http://www.cambiar.com or

              >   by writing us at: 2401 E. Second Ave. #400, Denver, CO 80206

ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.    AUDITORS

Vote for proposals to ratify auditors, unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent

o    Fees for non-audit services are excessive, or

o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.      SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.      PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.      POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.      MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.      REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.      CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder

9.      EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o        Historic trading patterns

o        Rationale for the repricing

o        Value-for-value exchange

o        Option vesting

o        Term of the option

o        Exercise price

o        Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

o        Purchase price is at least 85 percent of fair market value

o        Offering period is 27 months or less, and

o        Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                            PART C: OTHER INFORMATION
                         POST EFFECTIVE AMENDMENT NO. 75

Item 23. Exhibits:

(a)(1) The Advisors' Inner Circle Fund (the "Registrant") Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the Securities and Exchange Commission ("SEC") on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the SEC on February 27, 1998.
(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 1996.
(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 1991.
(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(2) of the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement between the Registrant and HGK Asset Management, Inc. dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(d)(2) Investment Advisory Agreement between the Registrant and AIG Capital Management Corp. originally filed with Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(d)(3) Investment Advisory Agreement between the Registrant and First Manhattan Co. dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 1, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.

(d)(4) Investment Advisory Agreement between the Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on May 22, 1997.
 (d)(5) Investment Advisory Agreement between the Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
 (d)(6) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Company is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 1998.
(d)(7) Investment Advisory Agreement between the Registrant and Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 12, 2001.
(d)(8) Investment Advisory Agreement between the Registrant and GLB Fund Management, Inc. is incorporated herein by reference to exhibit (d)(11) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(d)(9) Investment Advisory Agreement between the Registrant and Toews Corporation is incorporated herein by reference to exhibit
                  (d)(12) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(10) Investment Advisory Agreement between the Registrant and Prospect Asset Management is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(11) Investment Advisory Agreement dated August 13, 2001 between the Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(12) Investment Sub-Advisory Agreement dated August 13, 2001 between the Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(13) Investment Advisory Agreement between the Registrant and Cooke & Bieler, Inc. is incorporated herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 16, 2001.

(d)(14) Investment Advisory Agreement between the Registrant and Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(15) Investment Advisory Agreement between the Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(16) Investment Advisory Agreement between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(17) Investment Advisory Agreement between the Registrant and Chicago Asset Management Company is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(18) Investment Advisory Agreement between the Registrant and Independence Investment, LLC is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(19) Investment Advisory Agreement between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(20)           Investment Advisory Agreement between the Registrant and C.S.
                  McKee, LLP is incorporated herein by reference to exhibit
                  (d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(21) Investment Advisory Agreement between the Registrant and Rice, Hall, James & Associates is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(22) Investment Advisory Agreement between the Registrant and Sirach Capital Management, Inc. is incorporated herein by reference to exhibit (d)(26) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(23) Investment Advisory Agreement between the Registrant and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(24) Investment Advisory Agreement between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.

(d)(25) Investment Advisory Agreement between the Registrant and McKinley Capital Management, Inc. is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(d)(26) Investment Advisory Agreement between the Registrant and Chartwell Investment Partners is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(d)(27) Investment Advisory Agreement between the Registrant and National City Investment Management Co. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 30, 2003.
(d)(28) Schedule dated February 19, 2003 to the Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(d)(29) Assignment and Assumption Agreement between AIG Capital Management Corp. and AIG Global Investment Corp. dated December 31, 2003 is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(d)(30) Form of Investment Advisory Agreement between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 17, 2004.
(d)(31) Investment Advisory Agreement between the Registrant and Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(d)(32) Investment Advisory Agreement between the Registrant and CB Investment Managers, LLC is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(d)(33) Amendment dated May 18, 2004 to Investment Sub-Advisory Agreement dated August 13, 2001 between the Registrant, Synovus Investment Advisors, Inc. and Steinberg Priest & Sloane Capital Management, LLC is filed herewith.
(e)(1) Amended and Restated Distribution Agreement between the Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on September 19, 1994, is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.

(e)(2) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(e)(3) Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated November 12, 2002 is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(f)               Not Applicable.
(g)(1) Custodian Agreement between the Registrant and CoreStates Bank N.A. originally filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(g)(2) Amended Custodian Agreement between the Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(g)(3) Custodian Agreement between the Registrant and Union Bank of California is incorporated herein by reference to exhibit
                  (g)(3) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(g)(4) Amendment dated May 21, 2001 to the Custody Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now known as Wachovia Bank, National Association) is incorporated herein by reference to exhibit
                  (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(g)(5) Custodian Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 30, 2003.
(g)(6) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(g)(7) Amended Fee Schedule dated February 18, 2004 to the Custody Agreement dated May 21, 2001 between the Registrant and Wachovia Bank, National Association is incorporated herein by reference to exhibit (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.

(h)(1) Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Financial Management Corporation as originally filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(h)(2) Shareholder Service Plan and Agreement for Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 30, 1997.
(h)(3) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(h)(4) Shareholder Servicing Agreement for the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(h)(5) Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(h)(6) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Financial Management Corporation relating to the FMC Select Fund and the FMC Strategic Value Fund is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 1998.
(h)(7) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(8) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between the Registrant and SEI Investments Mutual Funds Services is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(9) Administration Agreement dated August 20, 1999 between the Registrant, LSV Asset Management, Fidelity Brokerage Services, Inc., and National Financial Services Corporation is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.

(h)(10) Amended Schedule dated December 1, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to the CRA Realty Shares Portfolio, between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(11) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co., Inc. is incorporated herein by reference to exhibit (h)(18) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(12) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit (h)(19) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.
(h)(13) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select Fund and Strategic Value Fund is incorporated herein by reference to exhibit (h)(20) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.
(h)(14) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(h)(15) Schedule dated October 1, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the GLB Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(22) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(h)(16) Schedule dated March 31, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(h)(17) Schedule dated July 1, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the Toews S&P 500 Hedged Index Portfolio and Toews NASDAQ 100 Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.

(h)(18) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources relating to the Japan Smaller Companies Fund is incorporated herein by reference to exhibit (h)(27) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(h)(19) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the Sirach Portfolios is incorporated herein by reference to exhibit (h)(31) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(20) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the TS&W Portfolios is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(h)(21) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the ICM Small Company Portfolio is incorporated herein by reference to exhibit (h)(33) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(22) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the Analytic Portfolios is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(h)(23) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(24) Schedule dated June 6, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the Chicago Asset Management Value Portfolio is incorporated herein by reference to exhibit
                  (h)(36) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.

(h)(25) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMA Small Company Portfolio is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(26) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the Rice, Hall, James Portfolios is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(27) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the Independence Small Cap Portfolio is incorporated herein by reference to exhibit
                  (h)(39) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(h)(28) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the Acadian Emerging Markets Portfolio is incorporated herein by reference to exhibit
                  (h)(40) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(29) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the McKee International Equity Portfolio is incorporated herein by reference to exhibit
                  (h)(41) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(30) Schedule dated November 9, 2001 to the Transfer Agency Agreement between the Registrant and DST Systems, Inc. relating to the Sirach Growth, Sirach Equity, Sirach Special Equity, Sirach Bond, Sirach Strategic Balanced, Rice Hall James Micro Cap, Rice Hall James Small/Mid Cap, McKee International Equity, TS&W Equity, TS&W Fixed Income, TS&W International Equity, Analytic Defensive Equity, Analytic International, Analytic Short-Term Income, FMA Small Company, ICM Small Company, Cambiar Opportunity, Independence Small Cap, Acadian Emerging Markets and Chicago Asset Management Value Portfolios is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.

(h)(31) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the Commerce Capital Government Money Market Fund is incorporated herein by reference to exhibit
                  (h)(43) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(32) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the McKinley Large Cap Growth Fund is incorporated herein by reference to exhibit (h)(44) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(33) Schedule dated September 17, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund is incorporated herein by reference to exhibit (h)(45) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(34) Schedule dated October 23, 2002 to the Transfer Agency Agreement dated October 1, 2000 between the Registrant and Forum Shareholder Services relating to Commerce Bank is incorporated herein by reference to exhibit (h)(46) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(35) Schedule dated November 1, 2002 to the Transfer Agency Agreement dated October 1, 2000 between the Registrant and Forum Shareholder Services relating to the McKinley Funds is incorporated herein by reference to exhibit (h)(47) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(36) Schedule dated December 9, 2002 to the Transfer Agency Agreement between the Registrant and Forum Shareholder Services relating to the Chartwell Funds is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 20, 2002.
(h)(37) Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 and November 12, 2002 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(h)(38) Licensing Agreement dated May 14, 2001 between the Registrant and Standard & Poor's relating to the Toews Funds is incorporated herein by reference to exhibit (h)(51) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.

(h)(39) Licensing Agreement dated May 17, 2001 between the Registrant and the Nasdaq Stock Market, Inc. relating to the Toews Funds is incorporated herein by reference to exhibit (h)(52) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(h)(40) Amended Schedule dated May 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Financial Management Corporation relating to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (h)(59) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(41) Schedule dated March 31, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources relating to the Sterling Partners Portfolios is incorporated herein by reference to exhibit (h)(60) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(42) Schedule dated February 19, 2003 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services relating to the CB Core Equity Fund is incorporated herein by reference to exhibit (h)(61) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(43) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(44) Amendment dated February 19, 2003 to the Transfer Agency and Service Agreement dated November 30, 1994 between the Registrant and DST Systems, Inc. is incorportated herein by reference to exhibit (h)(63) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(45) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated October 1, 2000 as amended and restated February 21, 2001 between the Registrant and Forum Shareholder Services, LLC is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(46) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.

(h)(47) Cooke & Bieler L.P. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(47) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(48) HGK Asset Management, Inc. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(49) Independence Investments, LLC Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(49) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(50) LSV Asset Management Company Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(51) Toews Corporation Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(51) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(52) Chartwell Investment Partners Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(52) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(53) Schedule dated February 18, 2004 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between Registrant and SEI Investments Global Funds Services relating to the Haverford Quality Growth Stock Fund is incorporated herein by reference to exhibit
                  (h)(53) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 17, 2004.
(h)(54) Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 17, 2004.
(h)(55) Shareholder Servicing Agreement for the Commerce Capital Funds is incorporated herein by reference to exhibit (h)(55) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
 (h)(56) Schedule dated August 13, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Mutual Funds Services relating to the Synovus Funds is incorporated herein by reference to exhibit (h)(56) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(i)               Not Applicable.
(j)               Not Applicable

(k)               Not Applicable.
(l)               Not Applicable.
(m)(1) Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(m)(2) Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(m)(3) Shareholder Servicing Plan with respect to the McKinley Capital Large Cap Growth Fund is incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(m)(4) Schedule dated November 12, 2002 to the Distribution Plan dated August 8, 1994 as amended August 14, 2000 for The Advisors' Inner Circle Fund is incorporated by reference to exhibit (m)(5) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(m)(5) Shareholder Servicing Plan with respect to the Cambiar Opportunity Fund and Cambiar International Fund is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 16, 2004.
(m)(6) Distribution Plan with respect to the Chartwell Large Cap Value Fund, Chartwell Small Cap Value Fund and Rice Hall James Mid Cap Portfolio is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 1, 2004.
(n)               Not Applicable.
(o) Amended and Restated Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 1, 2004.
(p)(1) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to The Arbor Funds' Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC on May 30, 2000.
(p)(2) Clarion CRA Securities, LP, Code of Ethics is incorporated herein by reference to exhibit (p)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.
(p)(3) HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.

(p)(4) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 33 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on July 3, 2000.
(p)(5) Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(p)(6) Prospect Asset Management Code of Ethics is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(p)(7) Steinberg Priest Capital Management Co., Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2002.
(p)(8) Cooke & Bieler, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(14) of Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the SEC on February 28, 2002.
(p)(9) Acadian Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(15) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(10) Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(11) Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(12) Chicago Asset Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(13) Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(14) Independence Investment, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(15) Investment Counselors of Maryland, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.

(p)(16) C.S. McKee, LLP Code of Ethics is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(17) Rice, Hall, James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(23) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(18) Sirach Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(19) Thompson, Siegel & Walmsley, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(20) National City Investment Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(p)(21) Revised Sterling Capital Management LLC and Sterling Capital Distributors Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(p)(22) Revised AIG Capital Management Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(p)(23) Revised Chartwell Investment Partners Code of Ethics is incorporated herein by reference to exhibit (p)(31) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(p)(24) Revised First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(25) Revised Synovus Investment Advisors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(26) Revised McKinley Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(33) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.

(p)(27) Revised SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit
                  (p)(32) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(28) Haverford Investment Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on June 1, 2004.

Item 24.  Persons Controlled by or under Common Control with Registrant:

Not Applicable.

Item 25.  Indemnification:

         Article VIII of the Agreement and Declaration of Trust filed as Exhibit
(a)(1) to Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Advisers:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.

HGK Asset Management, Inc. is the investment adviser for the HGK Equity Value Fund and the HGK Mid Cap Value Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment                Name of Other Company             Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey Theodore Harris, Managing
Director (Fixed Income)                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Joseph Edward Kutzel, Managing
Director (Marketing)                                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael Pendergast, Managing Director,
Senior Equity Manager                                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Gregory Walter Lobo, Managing
Director, Senior Fixed Income Manager                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Arthur Ettore Coia, II, Managing
Director, Mid Cap Equity Manager
---------------------------------------- -------------------------------------- --------------------------------------

AIG GLOBAL INVESTMENT CORP.

AIG Global Investment Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Global Investment Corp. is 70 Pine Street, New York, NY 10270.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
William Naughton Dooley, Director        American International Group, Inc.     Senior Vice President of Financial
                                         AIG Global Investment Corp (Europe)    Services
                                         Ltd.                                   Director

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Alan Latz, Director               AIG Funding, Inc.                      Director
                                         AIGTI, Inc.                            Director
                                         AIG Capital Partners                   Director

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------
Steven Bensinger, Director               American International Group, Inc.     Treasurer & Vice President

                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------
Win Jay Neuger, Director and Chairman,   AIG Global Investment Corp.            Director, Chairman, CEO
CIO
                                         AIG Global Investment Fund             Director
                                         Management Limited.
                                         AIG Global Investment                  Director, Chairman, CEO
                                         Group, Inc.                            Director


                                         American International Group, Inc.     Executive Vice President,
                                                                                Chief Investment Officer

                                         AIG Global Investment Corp,            Director
                                         (Europe), Ltd.
                                                                                Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------
Helen Stefanis, Director, President      AIG Structured Products, Inc.          Vice President
                                         AIGTI, Inc.                            Vice President
                                         AIG Equity Sales Corp.                 Director
---------------------------------------- -------------------------------------- --------------------------------------
Richard S. Biegen, Compliance Officer    AIG Global Investment Group, Inc.      Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Neil Friedman,                           AIG Funding, Inc.                      Vice President & Comptroller
Vice President, Comptroller              AIGTI, Inc.                            Vice President & Comptroller
                                         AIG Capital Partners, Inc.             Vice President
                                         AIG Brandes, LLC                       Assistant Treasurer
---------------------------------------- -------------------------------------- --------------------------------------
George Coheleach, Vice President,        AIG Funding, Inc.                      Vice President
Senior Portfolio Manager                 AIGTI, Inc.                            Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Edward Jay Lieber, Vice President,       AIG Funding, Inc.                      Vice President
Portfolio Manager                        AIGTI, Inc.                            Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Matthew Buhse, Assistant Portfolio       AIG Funding, Inc.                      Assistant Portfolio Manager
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Peter Michael Yu,                        AIG Capital Partners, Inc.             Director, CEO, President
Managing Director, Vice President                                               Various Positions with AIG
                                                                                subsidiaries and affiliates
---------------------------------------- -------------------------------------- --------------------------------------

FIRST MANHATTAN CO.

First Manhattan Co. is the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

---------------------------------------- -------------------------------------- ---------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- ---------------------------------------
David Sanford Gottesman, Senior                    Sequa Corporation                  Member, Board of Directors
Managing Director                              Berkshire Hathaway, Inc.               Member, Board of Directors
---------------------------------------- -------------------------------------- ---------------------------------------
Daniel Rosenbloom, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jack H. Varon, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Allan Howard Glick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Bernard C. Groveman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Charles M. Rosenthal, Senior Managing                     --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
David M. Manischewitz, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Arthur Joel Stainman, Senior Managing                     --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
John R. Loomis, Senior Managing                           --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Michael P. Helmick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Robert W. Gottesman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
A. Byron Nimocks, III, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Neal K. Stearns, Senior Managing                          --                                      --
Director, General Counsel
---------------------------------------- -------------------------------------- ---------------------------------------
Carrol A. Muccia, Jr., Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Richard A. Pearl, Senior Managing                         --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Keith B. Josephson, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
William F. Guardenier, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Todd W. Green, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Samuel Flug Colin, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jay Vodofsky, Senior Managing Director                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------

LSV ASSET MANAGEMENT

LSV Asset Management is the investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management is 1 North Wacker Drive, Chicago, IL 60606.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment               Name of Other Company               Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Josef Lakonishok, CEO, Portfolio                University of Illinois                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Robert Vishny, Partner, Portfolio                University of Chicago                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Menno Vermeulen, Partner, Portfolio                       --                                     --
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Tremaine Atkinson, Partner, COO                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Christopher LaCroix, Partner, Managing
Director of Business Development                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Bolger EHC LLC, Partner                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Miller EHC LLC                                            --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Owens EHC LLC                                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Qu EHC LLC                                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

STERLING CAPITAL MANAGEMENT COMPANY

Sterling Capital Management Company is the investment adviser to the Sterling Capital Balanced Fund and Sterling Capital Small Cap Value Fund. The principal address of Sterling Capital Management Company, is Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment                Name of Other Company              Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Mark Whitaker Whalen, Managing Director                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
David Michael Ralston, Managing                           --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Alexander Worth McAlister, Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Eduardo Alejandro Brea, Managing                          --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Brian R. Walton, Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Mary Weeks Fountain, Director                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mark Montgomery, Director                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Bridges, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Rose Ezarsky, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Tony Corallo, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Clark, Director
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth Cotner, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Patrick Rau, Director                                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael McVicker, Associate Director                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mary Chaney, Associate Director                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Will Thompson, Associate Director                         --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Jo Sisco, Associate Director
---------------------------------------- -------------------------------------- --------------------------------------
Russ Duckworth, Associate Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Cathy Sawyer, Associate Director                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Lesley Hill, Associate Director                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Raleigh Shoemaker, Associate Director                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Hung Bui, Associate Director                              --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Jamie Davis, Associate                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

TOEWS CORPORATION

Toews Corporation is the investment adviser to the Toews S&P 500 Hedged Index Fund and Toews Nasdaq-100 Hedged Index Fund. The principal address of Toews Corporation is 1500 Market Street, 12th Floor, East Tower, Philadelphia, PA 19102.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment               Name of Other Company               Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Michael T. DiMarco, Associated Person                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Phillip R. Toews, President                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Alex J. Rigolizzo, Associated Person                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Randall D. Schroeder, Associated Person                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------


PROSPECT ASSET MANAGEMENT, INC.

Prospect Asset Management, Inc. is the investment adviser to the Japan Smaller Companies Fund. The principal address of Prospect Asset Management, Inc. is 6700 Kalanianaole Highway, Suite 122, Honolulu, HI 96825.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment               Name of Other Company               Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Curtis Freeze                                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Wolf Reitsberger, Director                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Priske, Director                            Robert Priske LLC                          President
---------------------------------------- -------------------------------------- --------------------------------------


SYNOVUS INVESTMENT ADVISORS

Synovus Investment Advisors is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Fixed Income Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Investment Advisors is P.O. Box 120, Columbus, GA 31902-0120.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Mark J. Brown                                             --                                     --
President, Chief Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Beth E. Burns                            Synovus Securities, Inc.               Director of Compliance
Assistant Secretary                      Synovus Financial Management Services  Director of Compliance
---------------------------------------- -------------------------------------- --------------------------------------
Megan L Busby                                             --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Shirley Cargill                          Synovus Trust Company, N.A.            Controller
Finance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Daniel E. Davidson                                        --                                     --
Senior Portfolio Manager,
Vice-President
---------------------------------------- -------------------------------------- --------------------------------------
John G. Gross                                             --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Zachary D. Farmer                                         --                                     --
Portfolio Manager II, Assistant Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Nathan C. Love                                            --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
A. Daniel Mallard                        Synovus Securities, Inc.               President
Managing Director, Director              Synovus Investment Management          Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Winston A. McQuaig, Jr.                  Synovus Financial Management Services  Vice President, Compliance Officer
Compliance Officer, Secretary, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
B. Randall Merchant                                       --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Charles A. Moore                         Synovus Trust Company, N.A.            Chief Investment Officer, Senior
Chief Investment Advisor, Senior Vice                                           Vice President
President
---------------------------------------- -------------------------------------- --------------------------------------
James K. Newman                                           --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
William G. Perkins                       Synovus Financial Management Services  President
Chairman, Director                       Synovus Securities, Inc.               Chairman, CEO
---------------------------------------- -------------------------------------- --------------------------------------
William N. Price, Jr.                                     --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Mark Robinson                            Synovus Financial Corp.                Director of Taxation
Tax Officer
---------------------------------------- -------------------------------------- --------------------------------------
Charles R. Sheffield                     Synovus Trust Company, N.A.            Senior Investment Manager, Vice
FAM Senior Investment Manager, Vice                                             President
President
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Michael T. Upshaw                                         --                                     --
Portfolio Manager III, Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Teddie L. Ussery                         Synovus Trust Company, N.A.            Director of Family Asset Management,
Director                                                                        Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Matthew D. Weatherly                                      --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
Patricia L. Whipple                      Synovus Securities, Inc.               Chief Operating Officer
Director                                 Synovus Financial Management Services  Chief Operating Officer
---------------------------------------- -------------------------------------- --------------------------------------


STEINBERG PRIEST & SLOANE CAPITAL MANAGEMENT, LLC

Steinberg Priest & Sloane Capital Management, LLC is the investment adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Priest & Sloane Capital Management, LLC is 12 East 49th Street, Suite 1202, New York, New York 10017.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Michael A. Steinberg                     Michael A. Steinberg & Co., Inc.       President, Secretary, Treasurer and
President, Secretary, Treasurer and                                             Director since 1982
Director
---------------------------------------- -------------------------------------- --------------------------------------
Steven L. Feld                           Financial Clearing Services Corp.      Vice President June 1985-January 1990
Managing Director                        Michael A. Steinberg & Co., Inc.       Vice President since August 1990
---------------------------------------- -------------------------------------- --------------------------------------
Mark H Strauss                           Michael A. Steinberg & Co., Inc.       Head Trader since October 1986
Head Trader, Director
---------------------------------------- -------------------------------------- --------------------------------------
Janet Kappenberg Navon                   Atlantic Asset Management Partners     Senior Vice President & Portfolio
Portfolio Manager & Analyst              LLC                                    Strategist July 1995-May 1998
Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
William W. Priest, Jr., Managing         BEA Associates                         CEO, Chairman of the Executive
Partner, Portfolio Manager                                                      Committee, Managing Director and
                                                                                Portfolio Manager June 1992-Dec. 1997
                                                                                CEO, Chairman of the Managing
                                         Credit Suisse Asset Management, LLC    Committee, Managing Director and
                                                                                Portfolio Manager January 1998 -
                                                                                April 2000
---------------------------------------- -------------------------------------- --------------------------------------
David N. Pearl, Managing Director,       ING Baring Furman Selz                 Managing Director, from 1997-2001
Portfolio Manager                                                               Senior Portfolio Manager from 1994
                                         Citibank Global Asset                  Management to 1997
---------------------------------------- -------------------------------------- --------------------------------------
Orest B. Stelmach, Managing Director,    The Carlyle Group                      Managing Director and High Yield
Portfolio Manager                                                               Portfolio Manager from 1999 to 2001
                                         TIG Holdings, Inc.                     Senior Vice President and CIO from
                                                                                1993 to 1999
---------------------------------------- -------------------------------------- --------------------------------------
Joseph W. Donaldson, Director, Senior    First Manhattan Co.                    Equity Analyst from 1999 to 2001
Analyst                                  ING Baring Furman Selz                 Senior Analyst in 1998
---------------------------------------- -------------------------------------- --------------------------------------

COOKE & BIELER, LP

Cooke & Bieler, LP is the investment adviser to the C&B Large Cap Value Portfolio, C&B Tax-Managed Value Portfolio and C&B Mid Cap Value Portfolio. The principal address of Cooke & Bieler, LP is 1700 Market Street, Philadelphia, PA 19103.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Sam Ballam III -  Partner                        Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Kermit S. Eck-  Partner                          Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
John J.Medveckis-  Partner                       Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Michael M. Meyer-  Partner                       Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
James R. Norris-  Partner                        Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
James R. O'Neal-  Partner                        Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Bruce A. Smith-  Partner                         Cooke & Bieler, Inc.                         Principal
---------------------------------------- -------------------------------------- --------------------------------------
Mehul Trivedi-  Partner                          Cooke & Bieler, Inc.                         Associate
---------------------------------------- -------------------------------------- --------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC

Investment Counselors of Maryland, LLC is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, MD 21201.

------------------------------ --------------------------------- ---------------------------- ------------------------
    Name                       Position with Investment Adviser  Name of Other Company        Connection with Other
                                                                                              Company
------------------------------ --------------------------------- ---------------------------- ------------------------
    Stuart M. Christhilf, III  Principal - Director                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Donald J. Hoelting         Principal - Director                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Robert D. McDorman, Jr.    Principal - Director                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Paul L. Borssuck           Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Andrew L. Gilchrist        Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    William V. Heaphy          Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Stephen T. Scott           Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Simeon F. Wooten, III      Principal                                     --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    James F. McAree            Senior Vice President                         --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    David G. Robertson         Senior Vice President                         --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Linda L. Rosatelli         Vice President of Operations                  --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Edward W. Brown, Jr.       Vice President                                --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Elizabeth A. Dannettel     Vice President                                --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Svietlana T. Franke        Vice President                                --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Wendy E. Brown             Operations Manager                            --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Kanda K. Harp              Marketing Associate                           --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Caroline N. Johnson        Marketing Associate & Client
                               Service Rep.                                  --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Joan Bielski               Operation Administrator                       --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
    Daisy Vega-Galarza         Portfolio Accountant                          --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------
     David C. Hegger           Director                          Old Mutual (US) Holdings,    Senior Vice President
                                                                 Inc.
------------------------------ --------------------------------- ---------------------------- ------------------------
      Daniel Amoss             Research Assistant                            --                         --
------------------------------ --------------------------------- ---------------------------- ------------------------

ACADIAN ASSET MANAGEMENT, INC.

Acadian Asset Management, Inc. is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management, Inc. is Ten Post Office Square, 8th Floor, Boston, MA 02109.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment               Name of Other Company              Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Gary Leonard Bergstrom - Chairman,                        --                                     --
Director & Treasurer
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Dickson Frashure - President &                     --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Churchill Gibson Franklin - Executive                     --                                     --
Vice President & Director
---------------------------------------- -------------------------------------- --------------------------------------
John Robert Chisholm - Executive Vice                     --                                     --
President & Director
---------------------------------------- -------------------------------------- --------------------------------------
Barry Bennett White - Clerk                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Scott Francis Powers - Member of            Old Mutual U.S. Holdings, Inc.                       CEO
Acadian's board of directors
---------------------------------------- -------------------------------------- --------------------------------------

RICE HALL JAMES & ASSOCIATES

Rice Hall James & Associates is the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small/Mid Cap Portfolio. The principal address of Rice Hall James & Associates is 600 West Broadway, Suite 1000, San Diego, CA 92101-3383.

-------------------------------------------- ---------------------------------- --------------------------------------
Name and Position with Investment Adviser    Name of Other Company              Connection with Other Company
-------------------------------------------- ---------------------------------- --------------------------------------
Thao Buu-Hoan, Partner                                      --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Kevin Hamilton, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Charles G. King, Partner                                    --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Thomas McDowell, Partner                                    --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Gary S. Rice, Partner                                       --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Douglas Sheres, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
David P. Tessmer, Partner                                   --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Cara Thome, Partner                                         --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Timothy A. Todaro, Partner                                  --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Patricia A. Urbonya, Partner                                --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------


C.S. MCKEE, LLP

C.S. McKee, LLP is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, LLP is One Gateway Center, Pittsburgh, PA 15222.

------------------------------------------------ ------------------------------------------- -------------------------
Name and Position with Investment Adviser        Name of Other Company                       Connection with Other
                                                                                             Company
------------------------------------------------ ------------------------------------------- -------------------------
Eugene M. Natali, President, CEO                                     --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Gregory M. Melvin, EVP, CIO                      Dartmouth Capital Advisor's Inc.                   President
------------------------------------------------ ------------------------------------------- -------------------------
Norman S. Allan, EVP                                                 --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Lloyd F. Stamy, Jr., SVP                                             --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Joseph A. Buongiorno, SVP                                            --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Boyd M. Hanson, SVP                                                  --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Jack P. White, VP                                                    --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Brian S. Allen, VP                                                   --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Bryan R. Johanson, SVP                                               --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Suda Vatsan, VP                                                      --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Robert A. McGee, SVP                                                 --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Nicholas A. Navari, VP                                               --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Christy S. Brenza, VP                                                --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
William J. Andrews, VP                                               --                                 --
------------------------------------------------ ------------------------------------------- -------------------------
Eugene M. Natali, Jr.                                                --                                 --
    Third Party Solicitor
------------------------------------------------ ------------------------------------------- -------------------------

INDEPENDENCE INVESTMENT, LLC

Independence Investment, LLC is the investment adviser to the Independence Small Cap Portfolio. The principal address of Independence Investment, LLC is 53 State Street, Exchange Place, Boston, MA 02109.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Mark C. Lapman, Chairman of the Board                     --                                     --
and President
---------------------------------------- -------------------------------------- --------------------------------------
John S. Montgomery, Executive Vice                        --                                     --
President
---------------------------------------- -------------------------------------- --------------------------------------
Miriam F. Cooper, Executive Vice                          --                                     --
President, Chief Operating Officer
---------------------------------------- -------------------------------------- --------------------------------------
Paul F. McManus, Executive Vice                           --                                     --
President
---------------------------------------- -------------------------------------- --------------------------------------
Joanne P. Acford, Director               John Hancock  Life Insurance Company   Senior Vice President and Deputy
                                                                                General Counsel
---------------------------------------- -------------------------------------- --------------------------------------
John M. DeCiccio, Director               John Hancock Financial Services, Inc.  Executive Vice President
                                         John Hancock Life Insurance Company    Executive Vice President and Chief
                                                                                Investment Officer & Director
---------------------------------------- -------------------------------------- --------------------------------------
Maureen R. Ford, Director                John Hancock Financial Services, Inc.  Executive Vice President
                                         John Hancock Life Insurance Company    Executive Vice President
                                         John Hancock Advisers, LLC and The     Chairman, Director and Chief
                                         Berkley Group                          Executive Officer
                                         John Hancock Funds
                                                                                Chairman, President and Chief
                                                                                Executive Officer
---------------------------------------- -------------------------------------- --------------------------------------
Klaus O. Shigley, Director               John Hancock Life Insurance Company    Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Ronald J. McHugh                         John Hancock Life Insurance Company    Vice President and Treasurer
---------------------------------------- -------------------------------------- --------------------------------------

ANALYTIC INVESTORS, INC.

Analytic Investors, Inc. is the investment adviser to the Analytic Defensive Equity Fund, Analytic Global Long-Short Fund and Analytic Short Term Income Fund. The principal address of Analytic Investors, Inc. is 500 South Grand Avenue, 23rd Floor, Los Angeles, CA 90071.

------------------------------- ------------------------------------------ -----------------------------------------------------
Name and Position with          Name of Other Company                      Connection with Other Company
Investment Adviser
------------------------------- ------------------------------------------ -----------------------------------------------------
Dr. Roger Glen                  Ensign Peak Advisors                       President(September 1997 - present)
Clarke, Chairman                Bonneville Holding Corporation             Director (January 2000 - present)
                                Deseret Trust Company                      Director(September 1996 - present)
------------------------------- ------------------------------------------ -----------------------------------------------------
Harindra de Silva, Director     Analytic US Market Neutral, Ltd.           Director (January 1999 - present)
and President                   Analytic US Market Offshore Master, Ltd.   Director (November 2000 - present)
                                Analytic US Market Neutral Offshore II,    Director (May 2002 - present)
                                Ltd.
                                Analytic US Market Neutral Offshore        Director (May 2002 - present)
                                Master II, Ltd.
------------------------------- ------------------------------------------ -----------------------------------------------------
Marie Nastasi Arlt, Director,   Analytic US Market Neutral Offshore, Ltd.  Director (November 2001 - present)
Treasurer, Vice President,      Analytic US Market Neutral Offshore II,    Director (May 2002 - present)
Chief Operating Officer and     Ltd.
Corporate Secretary
------------------------------- ------------------------------------------ -----------------------------------------------------
Scott F. Powers, Director       Old Mutual US Holdings, Inc.               Chief Executive Officer (September 2001 - present)
                                Old Mutual Asset Managers (US) LLC         Chief Executive Officer (September 2001 - present)
------------------------------- ------------------------------------------ -----------------------------------------------------

CHICAGO ASSET MANAGEMENT COMPANY

Chicago Asset Management Company is the investment adviser to the Chicago Asset Management Value Portfolio. The principal address of Chicago Asset Management Company is 70 West Madison Street, Suite 400, Chicago, IL 60602.

------------------------------- ------------------------------- ---------------------------- ----------------------------
                                Position with Investment        Name of Other Company        Connection with Other
Employee Name                   Adviser                                                      Company
------------------------------- ------------------------------- ---------------------------- ----------------------------
Jon F. Holsteen                       Principal/Chairman                    --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
William W. Zimmer                    Principal/President                    --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Thomas F. Harmon                    Principal/Senior V.P.                   --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Donna L. Minnich                    Principal/Senior V.P.                   --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Gary R. Dhein                       Principal/Senior V.P.                   --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Frank F. Holsteen                   Principal/Senior V.P.                   --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
J. Scott Sindelar                   Principal/Senior V.P.                   --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Leslie D. Makovic                  Principal/Vice President                 --                           --
------------------------------- ------------------------------- ---------------------------- ----------------------------
Peter L. Goldman                    Principal/Senior V.P.             Vincent Capital             Managing Member*
------------------------------- ------------------------------- ---------------------------- ----------------------------

* Currently his company has no business/clients.

CAMBIAR INVESTORS LLC

Cambiar Investors LLC is the investment adviser to the Cambiar Opportunity Fund and the Cambiar International Equity Fund. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, CO 80206.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Brian M. Barish, President, Director                      --                                     --
Research
---------------------------------------- -------------------------------------- --------------------------------------
Nancy H. Wigton, Principal, Director                      --                                     --
Marketing
---------------------------------------- -------------------------------------- --------------------------------------
Michael J. Gardner, Principal                    Mountain States Bank             Board of Directors - effective
                                                                                               April 2002
---------------------------------------- -------------------------------------- --------------------------------------
Maria L. Azari, Principal                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Anna A. Aldrich, Principal                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Julie Goodrum, Vice President                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Christine M. Simon, Vice President,                       --                                     --
Director Operations & Finance
---------------------------------------- -------------------------------------- --------------------------------------
Tim Beranek, Vice President                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Karl Engelmann, Vice President                            --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Rod Hostetler, Vice President                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Carol VanSickle, Vice President                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

FIDUCIARY MANAGEMENT ASSOCIATES, LLC

Fiduciary Management Associates, LLC is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, LLC is 55 West Monroe Street, Suite 2550, Chicago, IL 60603.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Robert F. Carr, III, Senior Managing     Greentech                              Advisory Board-Director
Director                                 Vista Petroleum                        Advisory Board
---------------------------------------- -------------------------------------- --------------------------------------
Kathryn A. Vorisek, Senior Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Robert F. Carr, IV, Managing Director                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Terry B. French, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
David J. Meyer, Managing Director                         --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Lloyd J. Spicer, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert W. Thornburgh, Managing Director                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Leo Harmon, Senior Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Edward S. Borland, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Holly R. Carlini, Director                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Anne T. Durkin, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Nancy A. Fisher, Director                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Andrew S. Hadland, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Greeta E. Hootman, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

THOMPSON, SIEGEL & WALMSLEY, INC.

Thompson, Siegel & Walmsley, Inc. is the investment adviser to the TS&W Equity Portfolio, TS&W International Equity Portfolio and TS&W Fixed Income Portfolio. The principal address of Thompson, Siegel & Walmsley, Inc. is 5000 Monument Avenue, P.O. Box 6883, Richmond, VA 23230.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Matthew G. Thompson,                                      --                                     --
President
---------------------------------------- -------------------------------------- --------------------------------------
Horace P. Whitworth,                                      --                                     --
Vice President, CFO
---------------------------------------- -------------------------------------- --------------------------------------
Lawrence Gibson, Secretary                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Cheryl Mounce, Treasurer                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Scott Powers, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

SIRACH CAPITAL MANAGEMENT, INC.

Sirach Capital Management, Inc. is the investment adviser to the Sirach Equity Portfolio, Sirach Growth Portfolio, Sirach Special Equity Portfolio, Sirach Bond Portfolio and Sirach Strategic Balanced Portfolio. The principal address of Sirach Capital Management, Inc. is 520 Pike Street, Suite 2800, Seattle, WA 98101.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Harvey Bateman                                            --                                     --
Managing Director - Equity Strategy
---------------------------------------- -------------------------------------- --------------------------------------
Brian Tipple                                              --                                     --
Chief Executive Officer, Director of
Equity Management & Research
---------------------------------------- -------------------------------------- --------------------------------------
James Truitt                                              --                                     --
Managing Director - Client Services
---------------------------------------- -------------------------------------- --------------------------------------

COMMERCE CAPITAL MARKETS, INC.

Commerce Capital Markets, Inc. is the investment adviser to the Commerce Capital Government Money Market Fund and the Commerce Capital Treasury Obligations Money Market Fund. The principal address of Commerce Capital Markets, Inc. is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, PA 19103.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Vincent J. Stafford,                     Commerce Capital Investments, Inc      President/CEO
President/CEO/Director
---------------------------------------- -------------------------------------- --------------------------------------
Terry Malloy, Secretary/CFO/Director     Commerce Capital Investments, Inc      Secretary/CFO
---------------------------------------- -------------------------------------- --------------------------------------
David Thompson, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Maria F. Lutzker                         Commerce Capital Investments, Inc      Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------

MCKINLEY CAPITAL MANAGEMENT, INC.

McKinley Capital Management, Inc. is the investment adviser to the McKinley Capital Large Cap Growth Fund. The principal address of McKinley Capital Management, Inc. is 3301 C Street, Suite 500, Anchorage, AK 99503.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment        Name of Other Company                  Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
Robert B. Gillam, President, Chief         1. McKinley Partners, LLC            1. Manager
Investment Officer, Director               2. McKinley Offshore                 2. Director
                                           Management, Ltd.                     3. Registered Representative
                                           3. Williams Financial Group
---------------------------------------- -------------------------------------- --------------------------------------
Diane Wilke, Executive Vice President,     1. McKinley Offshore Management,     1. Director
Chief Operating Officer, Director          Ltd.                                 2. Registered Representative
                                           2. Williams Financial Group
---------------------------------------- -------------------------------------- --------------------------------------
Tamara Leitis, Assistant Vice President    Williams Financial Group             Registered Representative
---------------------------------------- -------------------------------------- --------------------------------------
B. Thomas Willison, Director (Chairman)                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

CHARTWELL INVESTMENT PARTNERS

Chartwell Investment Partners is the investment adviser to the Chartwell Large Cap Core Fund and the Chartwell Small Cap Value Fund. The principal address of Chartwell Investment Partners is 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312.

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name                            Position with Investment     Name of Other Company        Connection with Other
                                Adviser                                                   Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
John E. Andress, Jr.            Partner, Marketing &                     --                           --
                                Client Service
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior               Zeke LP            General Partner, Portfolio
Edward N. Antoian               Portfolio Mgr                                                       Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior                 --                           --
Richard M. Behler               Portfolio Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
George H. Burwell               Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
Mark J. Cunneen                 Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior                 --                           --
David C. Dalrymple              Portfolio Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Chief Financial        Chartwell Dividend &            Vice President
G. Gregory Hagar                Officer Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                Chartwell Dividend &        President, Chairman and
Winthrop S. Jessup              Managing Partner, Chairman        Income Fund, Inc.                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
Michael D. Jones                Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
Michael J. McCloskey            Managing Partner, President              --                           --
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
Kevin A. Melich                 Portfolio Mgr                     Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Director of                     --                           --
Michael J. Nalevanko            Equity Trading
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior                 --                           --
Harold A. Ofstie                Portfolio Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Director of            Chartwell Dividend &            Vice President
Maria E. Pollack                Client Administration             Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Chief         Chartwell Dividend &          Vice President and
Timothy J. Riddle               Executive Officer                 Income Fund, Inc.                Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Marketing &                     --                           --
Edward A. Rittenhouse III       Client Service
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
Bernard P. Schaffer             Portfolio Mgr                     Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
Christine F. Williams           Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
Babak Zenouzi                   Partner, Senior Portfolio                --                           --
                                Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------

NATIONAL CITY INVESTMENT MANAGEMENT CO.

National City Investment Management Co. is the investment adviser to the UA S&P 500 Index Fund. The principal address of National City Investment Management Co. is 1900 East Ninth Street, Cleveland, OH 44114.

------------------------------------------------------- -------------------------------- -----------------------------
                                                                                            Connection with Other
Name & Position with Investment Adviser                      Name of Other Company                 Company
------------------------------------------------------- -------------------------------- -----------------------------
                Paul Clark - Director                      National Processing Corp.               Director
------------------------------------------------------- -------------------------------- -----------------------------
                                                          National City Mortgage Co.               Director
------------------------------------------------------- -------------------------------- -----------------------------

CB INVESTMENT MANAGERS, LLC

CB Investment Managers, LLC is the investment adviser to the CB Core Equity Fund. The principal address of CB Investment Managers, LLC is 300 West Vine Street, Lexington, KY 40507.

------------------------------------------------------- -------------------------------- -----------------------------
Name & Position with Investment Adviser                                                     Connection with Other
                                                             Name of Other Company                 Company
------------------------------------------------------- -------------------------------- -----------------------------
David L. Harris, Officer                                     Central Bank & Trust          Executive Vice President
------------------------------------------------------- -------------------------------- -----------------------------
R. Kevin Stortzum, Officer                                   Central Bank & Trust               Vice President
------------------------------------------------------- -------------------------------- -----------------------------
Marcia Wade, Officer                                         Central Bank & Trust               Vice President
------------------------------------------------------- -------------------------------- -----------------------------

HAVERFORD INVESTMENT MANAGEMENT, INC.

Haverford Investment Management, Inc. is the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford Investment Management, Inc. is Three Radnor Corporate Center, Suite 450, Radnor, PA 19087-4546.

---------------------------------------- -------------------------------------- --------------------------------------
Name and Position with Investment                Name of Other Company              Connection with Other Company
Adviser
---------------------------------------- -------------------------------------- --------------------------------------
George Connell-Chairman/CEO                   The Haverford Trust Company                   Chairman/CEO
                                              Haverford Financial Services                  Chairman/CEO
---------------------------------------- -------------------------------------- --------------------------------------
Joseph J. McLaughlin Jr. - President          The Haverford Trust Company                     President
---------------------------------------- -------------------------------------- --------------------------------------


Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


         SEI Daily Income Trust                                        July 15, 1982
         SEI Liquid Asset Trust                                        November 29, 1982
         SEI Tax Exempt Trust                                          December 3, 1982
         SEI Index Funds                                               July 10, 1985
         SEI Institutional Managed Trust                               January 22, 1987
         SEI Institutional International Trust                         August 30, 1988
         STI Classic Funds                                             May 29, 1992
         The Arbor Fund                                                January 28, 1993
         Bishop Street Funds                                           January 27, 1995
         STI Classic Variable Trust                                    August 18, 1995


         SEI Asset Allocation Trust                                    April 1, 1996
         SEI Institutional Investments Trust                           June 14, 1996
         HighMark Funds                                                February 15, 1997
         Expedition Funds                                              June 9, 1997
         Oak Associates Funds                                          February 27, 1998
         The Nevis Fund, Inc.                                          June 29, 1998
         CNI Charter Funds                                             April 1, 1999
         Amerindo Funds Inc.                                           July 13, 1999
         iShares Inc.                                                  January 28, 2000
         iShares Trust                                                 April 25, 2000
         Pitcairn Funds                                                August 1, 2000
         JohnsonFamily Funds, Inc.                                     November 1, 2000
         The MDL Funds                                                 January 24, 2001
         Causeway Capital Management Trust                             September 20, 2001
         The Japan Fund, Inc.                                          October 7, 2002
         TT International U.S.A. Master Trust                          October 6, 2003
         TT International U.S.A. Feeder Trust                          October 6, 2003

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant

Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --

                                       34

Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                                  --
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Bridget Jensen             Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Karen LaTourette           Secretary                                                             --
Alan H. Lauder             Vice President                                                        --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine McCullough       Vice President & Assistant Secretary                                  --
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Lori L. White              Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                                  --

Item 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's Custodians:


          First Union National Bank          Union Bank of California
          125 Broad Street                   475 Sansome Street, 15th Floor
          Philadelphia, PA 19109             San Francisco, CA 94111

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:


                  SEI Investments Global Funds Services
                  One Freedom Valley Drive
                  Oaks, PA 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
(f), the required books and records are maintained at the offices of the Registrant's Advisers:

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, NJ 07310

                  AIG Global Investment Corp.
                  70 Pine Street
                  20th Floor
                  New York, NY  10270

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, NY  10022-7022

                  LSV Asset Management Company
                  1 North Wacker Drive
                  Chicago, IL 60606

                  Sterling Capital Management Company
                  Two Morrocroft Centre
                  4064 Colony Road
                  Suite 300
                  Charlotte, NC 28211

                  Toews Corporation
                  1500 Market Street, 12th Floor
                  East Tower
                  Philadelphia, PA 19102

                  Prospect Asset Management, Inc.
                  6700 Kalanianaole Highway
                  Suite 122
                  Honolulu, HI 96825

                  Synovus Investment Advisors
                  P.O. Box 23024
                  Columbus, GA 31902-1313

                  Steinberg Priest & Sloane Capital Management, LLC 12 East 49th Street, Suite 1202
                  New York, NY 10017

                  Cooke & Bieler, LP
                  1700 Market Street
                  Philadelphia, PA 19103

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, MD 21201

                  Acadian Asset Management, Inc.
                  Ten Post Office Square, 8th Floor
                  Boston, MA 02109

                  Rice Hall James & Associates
                  600 West Broadway, Suite 1000
                  San Diego, CA 92101-3383

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, PA 15222

                  Independence Investment, LLC
                  53 State Street, Exchange Place
                  Boston, MA 02109

                  Analytic Investors, Inc.
                  500 South Grand Avenue, 23rd Floor
                  Los Angeles, CA 90071

                  Chicago Asset Management Company
                  70 West Madison Street, Suite 400
                  Chicago, IL 60602

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, CO 80206

                  Fiduciary Management Associates, LLC
                  55 West Monroe Street, Suite 2550
                  Chicago, IL 60603

                  Thompson, Siegel & Walmsley, Inc.
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, VA 23230


                  Sirach Capital Management, Inc.
                  520 Pike Street, Suite 2800
                  Seattle, WA 95101


                  Commerce Capital Markets, Inc
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, PA 19103


                  McKinley Capital Management, Inc.
                  3301 C Street, Suite 500
                  Anchorage, AK 99503

                  Chartwell Investment Partners
                  1235 Westlakes Drive, Suite 400
                  Berwyn, PA 19312

                  National City Investment Management Company
                  1900 East Ninth Street
                  Cleveland, OH 44114

                  CB Investment Managers, LLC
                  300 West Vine Street
                  Lexington, KY 40507

                  Haverford Investment Management, Inc.
                  Three Radnor Corporate Center, Suite 450
                  Radnor, PA 19087-4546

Item 29.  Management Services: None.
Item 30.  Undertakings: None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 75 to Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 17th day of June 2004.

                                           THE ADVISORS' INNER CIRCLE FUND

                                           By: /s/ James F. Volk
                                           ---------------------------
                                           James F. Volk, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                         *                                    Trustee                   June 17, 2004
--------------------------------------------
John T. Cooney

                         *                                    Trustee                   June 17, 2004
--------------------------------------------
William M. Doran

                         *                                    Trustee                   June 17, 2004
--------------------------------------------
Robert A. Nesher

                         *                                    Trustee                   June 17, 2004
--------------------------------------------
Robert A. Patterson

                         *                                    Trustee                   June 17, 2004
--------------------------------------------
Eugene Peters

                         *                                    Trustee                   June 17, 2004
--------------------------------------------
George J. Sullivan, Jr.

                         *                                    Trustee                   June 17, 2004
--------------------------------------------
James M. Storey

 /s/ James F. Volk                                            President                 June 17, 2004
--------------------------------------------
James F. Volk

                     *                                        Controller &              June 17, 2004
--------------------------------------------                  Chief Financial Officer
Jennifer Spratley


*By: /s/ James F. Volk
    ----------------------------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 68 to Registrant's
         Registration Statement on Form N-1A
         (File No. 33-42484) filed with the SEC on December 29, 2003.

                                  EXHIBIT INDEX

Exhibit No.       Exhibit

EX-99.D33         Amendment dated May 18, 2004 to Investment Sub-Advisory
                  Agreement dated August 13, 2001 between the Registrant,
                  Synovus Investment Advisors, Inc. and Steinberg Priest &
                  Sloane Capital Management, LLC is filed herewith.